Income Taxes	12 Months Ended
Dec. 25, 2012
Income Taxes

(6) Income Taxes

Total income tax expense (benefit) for fiscal years 2010, 2011, and 2012 was allocated as follows (in thousands):

	Year Ended
	December 28,	December 27,	December 25,
	2010	2011	2012
Income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592
Income tax expense (benefit) from discontinued operations	(41)	(504)	(2)

Total income tax expense (benefit)	$(129)	$4,149	$5,590

The components of income tax expense (benefit) from continuing operations consists of the following (in thousands):

	Year Ended
	December 28,	December 27,	December 25,
	2010	2011	2012
Current tax expense (benefit):
Federal	$(2,303)	$3,179	$5,406
State	2,537	2,250	2,220

Total current tax expense (benefit)	234	5,429	7,626
Deferred tax expense (benefit):
Federal	(281)	(287)	(1,098)
State	(41)	(489)	(936)

Total deferred tax expense (benefit)	(322)	(776)	(2,034)

Total income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592

The difference between the reported income tax expense (benefit) from continuing operations and taxes determined by applying the applicable U.S. federal statutory income tax rate to income before taxes from continuing operations is reconciled as follows (dollars in thousands):

	Year Ended
	December 28,		December 27,		December 25,
	2010		2011		2012
Income tax expense at federal statutory rate	$3,034	35%	$5,005	35%	$7,058	35%
State tax expense, net	522	6%	831	6%	443	2%
FICA tip and work opportunity credits	(1,474)	-17%	(1,743)	-12%	(2,200)	-10%
Nondeductible (nontaxable) insurance	(237)	-3%	450	3%	(160)	-1%
Other items, net	(1,933)	-22%	110	1%	451	2%

Total income tax expense (benefit) from continuing operations	$(88)	-1%	$4,653	33%	$5,592	28%

In fiscal 2010, Other items, net consisted primarily of a $3,683 tax benefit for the reversal of previously reserved unrecognized tax benefits resulting from the expiration of the statute of limitations in 2010 relating to various uncertain tax positions. The impact of the reversal was partially offset by an additional provision of $1,503 related to income tax accruals provided for various newly identified uncertain tax positions.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of deferred tax assets and liabilities are presented below (in thousands):

	December 27, 2011	December 25, 2012
	(In Thousands)
Deferred tax assets:
Equity-based compensation	$366	$151
Accrued liabilities	2,197	2,629
Deferred compensation	2,848	3,366
Deferred rent liabilities	3,198	6,212
Other	2,101	2,880

Total deferred tax assets	10,710	15,239

Deferred tax liabilities:
Property and equipment	7,559	11,759
Intangible assets	13,384	11,960
Other	100	245

Total deferred tax liabilities	21,043	23,964

Net deferred tax liabilities	$(10,333)	$(8,725)

The Company accounts for unrecognized tax benefits in accordance with the provisions of FASB guidance which, among other directives, requires uncertain tax positions to be recognized only if they are more likely than not to be upheld based on their technical merits. The measurement of the uncertain tax position is based on the largest benefit amount that is more likely than not (determined on a cumulative probability basis) to be realized upon settlement.

The Company may, from time to time, be assessed interest or penalties by major tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company’s financial results. In the event the Company receives an assessment for interest and penalties, it has been classified in the consolidated financial statements as income tax expense. Generally, the Company’s federal, state, and local tax returns for years subsequent to 2008 remain open to examination by the major taxing jurisdictions to which the Company is subject.

At December 27, 2011 and December 25, 2012, the Company’s unrecognized tax benefits totaled approximately $1,631, related primarily to acquisitions and state tax issues. In 2010, the change in the unrecognized tax benefits, as reflected in the Other, net line of the effective tax rate reconciliation above, primarily relates to the release of exposure items due to the expiration of the statute of limitations, offset by additions for positions taken in prior years. The Company does not believe its uncertain tax positions will change materially during the next 12 months. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended
	December 28,	December 27,	December 25,
	2010	2011	2012
Balance at beginning of year	$4,133	$1,691	$1,631
Additions resulting from current year positions	—	—	—
Additions for positions taken in prior years	804	—	—
Expiration of statute of limitations	(3,246)	(60)	—

Balance at end of year	$1,691	$1,631	$1,631

The Company accrues interest and penalties in its tax provision. As of December 27, 2011 and December 25, 2012, accrued interest and penalties included in the consolidated balance sheets totaled $2,245 and $2,457, respectively. The change in interest and penalties associated with the Company’s unrecognized tax benefits is included as a component of the Other, net line of the effective tax rate reconciliation.